SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net operating loss	$ (182,613)	$ (276)	$ (136)
Impairment of goodwill	$ 143,655